(23) PROVISION FOR TAX, CIVIL AND LABOR RISKS AND ESCROW DEPOSITS (Details 1) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
DisclosureOfProvisionForTaxCivilAndLaborRisksAndEscrowDepositsLineItems [Line Items]
Beginning balance of provisions	R$ 979,360
Additions	322,121
Reversals	(145,288)
Payments	(484,153)
Monetary adjustments	84,932
Adjustment (note 22)	(156,198)
Ending balance of provisions	600,775
Labor [Member]
DisclosureOfProvisionForTaxCivilAndLaborRisksAndEscrowDepositsLineItems [Line Items]
Beginning balance of provisions	219,314
Additions	86,735
Reversals	(29,967)
Payments	(68,927)
Monetary adjustments	27,932
Ending balance of provisions	235,085
Civil [Member]
DisclosureOfProvisionForTaxCivilAndLaborRisksAndEscrowDepositsLineItems [Line Items]
Beginning balance of provisions	281,304
Additions	107,671
Reversals	(43,679)
Payments	(123,054)
Monetary adjustments	23,223
Ending balance of provisions	245,464
Tax [Member]
DisclosureOfProvisionForTaxCivilAndLaborRisksAndEscrowDepositsLineItems [Line Items]
Beginning balance of provisions	389,823
Additions	121,146
Reversals	(55,221)
Payments	(276,652)
Monetary adjustments	30,927
Adjustment (note 22)	(156,198)
Ending balance of provisions	53,825
Miscellaneous Other Provisions [Member]
DisclosureOfProvisionForTaxCivilAndLaborRisksAndEscrowDepositsLineItems [Line Items]
Beginning balance of provisions	88,920
Additions	6,571
Reversals	(16,420)
Payments	(15,518)
Monetary adjustments	2,849
Ending balance of provisions	R$ 66,401